10-K Property, plant and equipment, net	3 Months Ended
Mar. 31, 2026
Property, Plant, and Equipment [Abstract]
Property, plant and equipment, net	Property, plant and equipment, net
Property, plant and equipment, net consist of the following as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
Land	$12,937	$7,616
Building and improvements	548,388	499,279
Furniture and fixtures	108,750	86,606
Machinery and equipment	133,648	114,904
Information technology	27,668	27,376
Construction in progress	22,618	67,579
Property, plant and equipment, gross	854,009	803,360
Less: Accumulated depreciation	(333,623)	(260,756)
Property, plant and equipment, net	$520,386	$542,604

Assets included in construction in progress represent projects related to the Company's dispensary, cultivation, manufacturing and corporate office facilities not yet completed or otherwise not ready for use.
The components of the Company’s depreciation expense for the years ended December 31, 2025, 2024 and 2023 were as follows:

	Years Ended December 31,
Depreciation expense(1):	2025	2024	2023
Cost of goods sold	$48,526	$49,399	$48,228
Operating expenses	35,359	33,867	26,286
Total depreciation expense	$83,885	$83,266	$74,514

(1) Includes depreciation expense associated with assets under failed sale and leaseback arrangements. See Note 12 — Failed sale and leaseback arrangements for further detail.
Asset specific impairments
2025
As a result of ongoing efforts to optimize its cultivation and manufacturing operations, during the year ended December 31, 2025, the Company recognized an impairment loss primarily related to outdated lighting technology and other idled assets of $8.0 million.
2024
In the first quarter of 2024, the Company made the strategic decision to introduce a new line of hemp-derived THC products via an online direct-to-consumer marketplace and to repurpose its Kentucky Facility for the production of said THC products. Accordingly, the Company ceased marketing the Kentucky Facility and recognized an impairment recovery of $3.9 million during the year ended December 31, 2024.
During 2024, the Company invested in the modernization of several cultivation facilities, resulting in improved yields and a reduction in the Company’s grow canopy requirements. These improvements led to the Company’s decision to shut down operations in certain cultivation facilities, as the additional capacity was no longer required or of no further benefit to the Company. Accordingly, the Company recognized an impairment loss of $12.4 million during the year ended December 31, 2024.
In Florida, the Company anticipated passage of the November 2024 Florida ballot initiative to legalize adult use cannabis and expanded its production capacity in the state accordingly. Following the ballot initiative's failure in November 2024, the Company reassessed its cultivation capacity in Florida and concluded excess capacity existed in the wake of the failed ballot initiative. In an effort to optimize cultivation operations in Florida, the Company identified assets for closure, halted construction and idled certain assets. Accordingly, during the year ended December 31, 2024, the Company recognized an impairment loss of $43.7 million, which is inclusive of $18.9 million in connection with assets the Company had retained from a prior period failed sale and leaseback arrangement. See Note 12 — Failed sale leaseback arrangements for further detail.
2023
In the third quarter of 2023, the Company ceased all of its operations in Kentucky related to the manufacturing and wholesale distribution of hemp-derived products, and classified its Kentucky business component as discontinued operations in the Annual Financial Statements. Upon this classification, the Company recognized a total impairment loss of $7.1 million, including $1.1 million for the related property, plant and equipment, within Loss on impairment on the Consolidated Statements of Operations, during the year ended December 31, 2023. All equipment specific to the Company’s hemp-derived operations in Kentucky was sold or disposed as of March 31, 2024.
Due to reduced forecasts for future operating performance at three of the Company’s operations in Nevada, the Company evaluated the recoverability of the associated property, plant and equipment and determined that the carrying values of these assets were not recoverable. Therefore, the Company recorded impairment losses of $7.5 million during the year ended December 31, 2023 for the property, plant and equipment associated with the three Nevada entities including Acres Cultivation, Acres Dispensary and House of Herbs.